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                            [LOGO UNUM. LETTERHEAD]


May 8, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: VA-I Separate Account of UNUM Life Insurance Company of America (File No. 33-45846)

Commissioners:

On behalf of UNUM Life Insurance Company of America (the "Company") and VA-I Separate Account (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the forms of prospectus and statement of additional information dated May 1, 1998 that would have been filed pursuant to paragraph (c) of Rule 497 do not differ from those contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (207) 770-3290 if you have any questions or comments regarding this letter.

Sincerely,

/s/ Rosemary A. Moore

Rosemary A. Moore
Counsel

cc:  William R. Galeota, Esq.
     Kimberly J. Smith, Esq.


            [LETTERHEAD OF UNUM LIFE INSURANCE COMPANY OF AMERICA]